CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES:
Net income	$ 433,645	$ 579,247	$ 511,273
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of intangible assets	217,823	201,820	112,817
Amortization of unfavorable lease terms	(19,922)	(74,963)	(108,538)
Non-cash amortization of deferred revenue and straight-line	54,396	51,048	460
Amortization of operating lease assets/liabilities	8,918	3,912	(401)
Amortization and write-off of deferred finance costs and discount	7,188	5,349	3,741
Amortization of deferred dry dock and special survey costs	43,321	28,917	16,143
Gain on sale of vessels, net	(50,248)	(149,352)	(33,625)
Bargain gain	0	0	(48,015)
Equity in net earnings of affiliated companies	0	0	(80,839)
Stock-based compensation	4	154	523
Changes in operating assets and liabilities:
Decrease/ (increase) in accounts receivable	32,793	(46,559)	344
Decrease/ (increase) in prepaid expenses and other current assets	7,609	(20,952)	9,770
Decrease/ (increase) in amounts due from related parties	1,156	(6,158)	(53,420)
(Decrease)/ increase in accounts payable	(1,629)	3,401	1,260
Increase/ (decrease) in accrued expenses	7,559	(1,719)	(7,736)
Decrease in amounts due to related parties	(72,725)	(13,429)	(14,541)
(Decrease)/ increase in deferred revenue	(8,284)	11,492	17,743
Payments for dry dock and special survey costs	(101,287)	(65,868)	(49,786)
Net cash provided by operating activities	560,317	506,340	277,173
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	259,004	284,476	121,080
Acquisition of/ additions to vessels	(182,898)	(433,777)	(217,032)
Deposits for acquisition/ option to acquire vessel	(282,121)	(176,802)	(61,848)
Cash acquired from acquisitions	0	9,862	42,676
Repayments of notes receivable	0	0	8,872
Other investments	(47,000)	0	0
Net cash used in investing activities	(253,015)	(316,241)	(106,252)
FINANCING ACTIVITIES:
Cash distributions paid	(6,160)	(6,163)	(4,615)
Net proceeds from issuance of general partnership units	0	0	9,960
Net proceeds from issuance of common units	0	0	198,495
Proceeds from long-term debt and financial liabilities	609,723	479,735	735,276
Repayment of long-term debt and financial liabilities	(822,743)	(651,875)	(959,154)
Payments of deferred finance costs	(14,045)	(6,144)	(12,165)
Net cash used in financing activities	(233,225)	(184,447)	(32,203)
Increase in cash, cash equivalents and restricted cash	74,077	5,652	138,718
Cash, cash equivalents and restricted cash, beginning of period	175,098	169,446	30,728
Cash, cash equivalents and restricted cash, end of period	249,175	175,098	169,446
Supplemental disclosures of cash flow information
Cash interest paid	144,388	80,626	50,382
Non cash financing activities
Stock-based compensation	4	154	523
Long-term debt and financial liabilities	202,373	756,673
Non cash investing activities
Deposits for acquisition/ option to acquire vessel	20,188	(6,860)	0
Acquisition of vessels	$ (249,875)	$ (782,334)	$ (5,766)